Exchange differences (net) (Tables)	12 Months Ended
Dec. 31, 2022
Exchange Differences
Schedule of exchange differences (net)
Thousand of Reais	2022	2021	2020

Revenue with Exchange Variations	170,221,459	196,480,319	78,578,786
Expenses with Exchange Variations	(169,675,569)	(198,482,605)	(103,279,748)
Total	545,890	(2,002,286)	(24,700,962)